Supplemental Balance Sheet Information (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other current assets
Derivative assets-current	$ 78	$ 34
Insurance related (receivables, prepaid expenses and other)	110	125
Other	151	166
Total other current assets	339	325
Property, Plant and Equipment [Line Items]
Property, plant and equipment	27,213	26,650
Less: Accumulated depreciation	(17,784)	(17,229)
Property and equipment, net	9,429	9,421
Other assets
Deferred income taxes	581	871
Prepaid pension and post retirement	943	630
Insurance related receivables and other	51	49
Cash surrender value of life insurance policies	261	258
Equity method investments	129	134
Equity and other investments	133	80
Other	510	418
Total other assets	2,608	2,440
Other current liabilities
Accrued rebates	731	639
Deferred revenue	529	498
Derivative liabilities	23	81
Employee benefits and withholdings	219	192
Contingent liability claims and other	487	556
Property, sales-related and other taxes	326	308
Pension and postretirement benefits	78	71
Other	798	933
Total other current liabilities	3,191	3,278
Other liabilities
Long term income taxes payable	1,324	1,511
Employee benefits	400	410
Contingent liability claims and other	872	815
Finance leases, net of current obligations	93	93
Deferred income taxes	458	333
Other	256	300
Total other liabilities	3,403	3,462
Land
Property, Plant and Equipment [Line Items]
Property, plant and equipment	312	338
Buildings and leasehold improvements
Property, Plant and Equipment [Line Items]
Property, plant and equipment	8,086	8,021
Machinery and equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment	17,305	16,866
Construction in progress
Property, Plant and Equipment [Line Items]
Property, plant and equipment	$ 1,510	$ 1,425